SHARE CAPITAL (Details) ¥ / shares in Units, $ in Thousands	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) shares
SHARE CAPITAL
Consideration transferred | ¥			¥ 395,624,000
Shares authorized (in shares)	17,022,672,951	17,022,672,951
Number of shares issued	17,022,673	17,022,673		17,022,673
Par value per share | ¥ / shares	¥ 1.00
Share capital	¥ 17,022,673,000	$ 2,671,229		¥ 17,022,673,000
Listed A Shares
SHARE CAPITAL
Number of shares issued	13,078,707	13,078,707		13,078,707
Listed H Shares
SHARE CAPITAL
Number of shares issued	3,943,966	3,943,966		3,943,966